Investment in and Advances to Unconsolidated Joint Ventures (Details Narrative) - Landsea Homes [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Impairment of real estate inventories	$ 3,413	$ 0	$ 0
Impairment of real estate inventories	$ (3,413)	$ 0	0
LS-NJ Port Imperial JV LLC [Member]
Schedule of Investments [Line Items]
Ownership percentage	51.00%	51.00%
Impairment of real estate inventories	$ 13,800	$ 3,000
Impairment of real estate inventories	$ (13,800)	$ (3,000)
LS Boston Point LLC [Member]
Schedule of Investments [Line Items]
Ownership percentage	25.00%	25.00%
Corporate Joint Venture [Member]
Schedule of Investments [Line Items]
Impairment of real estate inventories	$ 27,094	$ 5,800	(0)
Impairment of real estate inventories	$ (27,094)	$ (5,800)	$ 0